REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2017
REGULATORY FEES
Schedule of regulatory fees

	12/31/2017	12/31/2016
CURRENT LIABILITIES
RGR Quota	83,641	56,083
CDE Quota	89,688	53,733
PROINFA Quota	9,159	14,152
Compensation for the Use of Water Resources	178,978	72,456
Inspection Fee for Electric Energy Services	27,442	29,819
Research & Development - R&D	240,812	126,071
Energy Efficiency Program - PEE	65,802	258,590
Other	32,658	36,297

	728,180	647,201
NON-CURRENT LIABILITIES
RGR Quota	7,146	21,093
Research & Development - R&D	671,791	528,865
Energy Efficiency Program - PEE	19,486	65,295

	698,423	615,253

TOTAL	1,426,603	1,262,454